INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 615	$ 101
Work in progress	704	128
Finished products	5,140	5,740
Total	$ 6,459	$ 5,969